Inventories	12 Months Ended
Dec. 31, 2023
Inventories Table
Inventories

8. Inventories

Inventories as at December 31, 2023 and December 31, 2022 consisted of the following:

	December 31, 2023	December 31, 2022
Bunkers	$685	$-
Lubricants	12,423	10,048
Stores	2,025	1,643
Victualling	631	546
Total	$15,764	$12,237